Jan. 3, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN.: Ms. Patsy Mengiste
       Document Control - EDGAR

RE: RiverSource International Managers Series, Inc.
         Columbia Multi-Advisor International Value Fund (formerly known as RiverSource Partners International Select Value Fund)
         RiverSource Partners International Select Growth Fund
         RiverSource Partners International Small Cap Fund

    Post-Effective Amendment No. 23
    File No. 333-64010/811-10427

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant's Post-Effective Amendment No. 23 (Amendment). This Amendment was filed electronically on Dec. 28, 2010.

If you have any questions regarding this filing, please contact either Andrew Kirn at (612) 678-9052 or me at (212) 850-1703.

Sincerely,


/s/ Joseph L. D'Alessandro
------------------------------------
Joseph L. D'Alessandro
Vice President and Group Counsel
Ameriprise Financial, Inc.